Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Variable Interest Entities
Summary of balance sheet and income statement of VIEs

Since P3 LLC represents substantially all the assets and liabilities of the Company, the following tables provide a summary of the assets, liabilities, and operating performance of only VIEs held at the P3 LLC level.

	March 31, 2023	December 31, 2022

	(in thousands)
ASSETS
Cash	$—	$1,759
Clinic fees and insurance receivables, net	639	323
Prepaid expenses and other current assets	1,229	121
Other receivable	13	855
Property and equipment, net	43	44
Other long-term assets	114	—
Due from consolidated entities of P3	10,123	3,012
TOTAL ASSETS	12,161	6,114
LIABILITIES AND MEMBERS’ DEFICIT
Accounts payable	5,725	7,800
Accrued expenses and other current liabilities	546	262
Accrued payroll	2,381	1,885
Claims payable	7,087	—
Other long-term liabilities	1,023	—
Due to consolidated entities of P3	41,540	36,025
TOTAL LIABILITIES	58,302	45,972
MEMBERS’ DEFICIT	(46,141)	(39,858)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$12,161	$6,114

	Three Months Ended March 31,
	2023	2022

	(in thousands)
Revenue	$10,839	$12,914
Expense	13,675	14,920
Net loss	$(2,836)	$(2,006)

	December 31,
	2022	2021
ASSETS
Cash	$1,759	$7,570
Clinic fees and insurance receivables, net	323	61
Prepaid expenses and other current assets	121	407
Other receivable	855	—
Property and equipment, net	44	36
Goodwill	—	—
Due from consolidated entities of P3	3,012	—
Investment in other P3 entities	—	6,000
TOTAL ASSETS	$6,114	$14,074
LIABILITIES AND MEMBERS’ DEFICIT
Accounts payable	$7,800	$4,779
Accrued expenses and other current liabilities	262	26
Accrued payroll	1,885	1,303
Due to consolidated entities of P3	36,025	24,111
TOTAL LIABILITIES	45,972	30,219
MEMBERS’ DEFICIT	(39,858)	(16,145)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$6,114	$14,074

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Revenue	$55,237	$844	$7,580
Expenses	69,638	1,203	12,293
Net loss	$(14,401)	$(359)	$(4,713)